UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 50.0%
	DEBT FUNDS - 50.0%
979,350	iShares Barclays 1-3 Year Credit Bond Fund	$ 102,048,270
546,830	iShares Barclays Aggregate Bond Fund	60,288,008
1,453,013	PowerShares VRDO Tax Free Weekly Portfolio	36,354,385
190,000	ProShares UltraShort 20+ Year Treasury *	3,429,500
1,257,425	Vanguard Short-Term Bond ETF	101,650,237
1,305,470	Vanguard Short-Term Corporate Bond ETF	101,643,894
	TOTAL EXCHANGE TRADED FUNDS
	(Cost - $405,576,958)	405,414,294

Principal
	STRUCTURED NOTE - 1.6%
	SGI 10 Year Bond Index Deposit, due 2/27/16 *
$ 15,000,000	(Cost $15,000,000)	13,396,500

Shares
	SHORT-TERM INVESTMENTS - 22.2%
56,665,026	International Dollar Reserve Fund I Limited ** +	56,665,026
61,665,481	Goldman Sachs U.S. Liquidity Administration Fund ** +	61,665,481
61,665,788	JPMorgan U.S. Liquidity Fund ** +	61,665,788
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $179,996,295)	179,996,295

	TOTAL INVESTMENTS - 73.8% (Cost - $600,573,253) (a)	$ 598,807,089
	OTHER ASSETS LESS LIABILITIES - 26.2%	212,300,716
	NET ASSETS - 100.0%	$ 811,107,805

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,199,284
	Unrealized Depreciation:	(26,876,391)
	Net Unrealized Depreciation:	$ (25,677,107)
Non-Income producing investment.
Pledged as collateral for swap agreement.
This investment is a holding of MutualHedge Fund Limited CFC.

		Unrealized
	LONG SWAP+	Gain / Loss

Deutsche Bank AG London Branch total return swap related to the MutualHedge Select CTA Index - Deutsche Bank AG London Branch is the Index Sponsor, effective September 26, 2011 for 5 years unless earlier terminated.  Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.50% per annum on the notional amount of the Index.

		$ (23,910,943)
	Total Net Unrealized Loss on Swap Contract	$ (23,910,943)

This investment is a holding of MutualHedge Fund Limited CFC.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 405,414,294	$ -	$ -	$ 405,414,294
Structured Note	-	13,396,500	-	13,396,500
Short-Term Investments	179,996,295	-	-	179,996,295
Total	$ 585,410,589	$ 13,396,500	$ -	$ 598,807,089

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ (23,910,943)	$ -	$ (23,910,943)
Total	$ -	$ (23,910,943)	$ -	$ (23,910,943)

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – MutualHedge Frontier Legends Fund ("MFLF") with MutualHedge Fund Limited ("MFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of MFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

MFLF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MFLF's investment objectives and policies.

MFL-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate MFLF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, MFLF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the MFLF Prospectus.

A summary of the MFLF's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at December 31, 2011	% Of Total Net Assets at December 31, 2011
MFL-CFC	1/12/2010	$ 156,663,724	19.31%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subect to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  As of December 31, 2011, the notional value of the swap was $920,785,522.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisory may determine. If the Advisor determines that the counterparty presents and imprudent risk, the swap may be terminated in its entirety.

The notional value of the swap disclosed in the Consolidated Portfolio of Investments at December 31, 2011 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/28/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/28/12